COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2014	$6,386
2015	6,310
2016	6,614
2017	6,361
2018 and on	42,346

Total minimum lease payments *)	$68,017

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,297 due in the future under non-cancelable subleases.